Derivative financial instrument liabilities (Details 2) - Derivative Warrant Liabilities [Member] - $ / shares	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Share price	$ 0.46	$ 0.48
Dividend yield	0.00%	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	3.90%	3.32%
Expected volatility	53.00%	55.00%
Remaining term (in years)	2 months 12 days	10 months 24 days
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	5.31%	3.44%
Expected volatility	58.00%	60.00%
Remaining term (in years)	3 years 8 months 12 days	4 years 4 months 24 days